Other Investments (Narrative) (Details) - Separation Agreement - Therapin Ltd ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 26, 2020 ILS (₪)	May 26, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	May 26, 2020 USD ($)
Other Investments [Line Items]
Committed to pay board of directors per month	₪ 40	$ 11
Aggregate total payment during period under investment	4,800					$ 1,400
Additional payment during period under investment	₪ 2,450					$ 700
Estimated fair value of other investment				₪ 4,500	$ 1,300
Proceeds from revaluation			$ 143
Revaluation of investment			$ 102